Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Share-based compensation

(23) Share-based Compensation

(a) 2022 Options

On August 12, 2022, the Company granted share options (“2022 Options”) to its independent directors to purchase up to 4,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a four-year service period starting from the date of grant, with 30% (“Option D1”), 30% (“Option D2”), 20% (“Option D3”) and the remaining 20% (“Option D4”) of the options being vested on August 31 of each of the years starting from 2023 to 2026, respectively, subject to the continuous service of the option grantees. The 2022 Options expire no later than August 1, 2032, subject to earlier termination upon an optionee’s cessation of service. The 2022 Options had an exercise price of US$0.2305 (RMB1.64) and an intrinsic value of US$0.0020 (RMB0.01) per ordinary share on the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the year ended December 31, 2023, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2023 and December 31, 2023	4,000,000	0.2305	5.19	408

For the years ended December 31, 2022 and 2023, share-based compensation expenses of RMB461 and RMB1,481 were recognized in connection with the 2022 Options, respectively. As of December 31, 2022 and 2023, unrecognized share-based compensation expense related to unvested share options granted to the independent directors totaled RMB3,942 and RMB2,684, respectively. The unvested share options expense relating to the share options with a graded vesting schedule is expected to be recognized over a weighted-average period of 2.6 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the 2022 Options that are vested at that date.

(b) Restricted Share Units (“RSUs”)

In August of 2023, the Company granted 536,990 ADSs to an executive office. Pursuant to the agreement entered into between the Company and the grantee, the ADSs vest over a five-year service period starting from the date of grant, with 100,000 ADSs, 100,000 ADSs, 136,990 ADSs, 100,000 ADSs and the remaining 100,000 ADSs being vested on June 30 of each of the years starting from 2024 to 2028, respectively, subject to the continuous service of the grantee (“RSUs”). The fair value of the RSUs was measured as the grant-date market price of the Company’s stock at US$6.35/ADS.

A summary of the activity of the service-based RSUs for the year ended December 31, 2023 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value
		US$
Unvested as of January 1, 2023	—	—
Granted	536,990	3,410
vested	—	—
Forfeited	—	—
Unvested as of December 31, 2023	536,990	3,410

The Company recorded share-based compensation expense of RMB1,987 in connection with the RSUs for the year ended December 31, 2023. As of December 31, 2023, unrecognized share-based compensation expense related to unvested RSUs granted to the executive officer with a graded vesting schedule totaled RMB22,258, which is expected to be recognized over a weighted-average period of 4.5 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the RSUs that are vested at that date.

(c) 2023 Million Dollar Round Table Options (“2023 MDRT Options”)

On February 6, 2023, the Company granted share options, or the 2023 MDRT Options, to its independent high-performing agents to purchase up to 13,680,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31, 2024 and March 31, 2025, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2023 MDRT Options expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2023 MDRT Options had an exercise price of US$0.0500 (RMB0.35) and an intrinsic value of US$0.3125 (RMB2.22) per ordinary share on the date of grant.

The Group used the binomial option pricing model in determining the fair value of the options granted, which requires the input of highly subjective assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumptions used in determining the fair value of the 2023 MDRT Options on the grant date were as follows:

Assumptions	February 6, 2023
Expected dividend yield (Note i)	3.69%
Risk-free interest rates (Note ii)	3.88%
Expected volatility (Note iii)	51.41%
Expected life in years (Note iv)	4.49
Exercise multiple (Note v)	2.80
Fair value of options on grant date	US$0.2896 ~ US$0.2997

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical and future dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the 2023 MDRT Options.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.

A summary of share options outstanding as of December 31, 2023, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2023	—	—	—	—
Granted	13,680,000	0.0500	4.49	4,275
Exercised	—	—	—	—
Forfeited	(2,380,000)	—	—	—
Outstanding as of December 31, 2023	11,300,000	0.0500	3.59	3,192

For the year ended December 31, 2023, share-based compensation expense of RMB13,627 was recognized in connection with the 2023 MDRT Options. As of December 31, 2023, unrecognized share-based compensation expense related to unvested 2023 MDRT Options totaled RMB9,918, which is expected to be recognized over a weighted-average period of 1.25 years on a straight-line basis. The Group estimates that the forfeiture rate for the independent high-performing agents will be approximately 17% for the year ended December 31, 2023.